Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE CAP TABLE
	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of initial fixed $100 investment based on:		Net Income ($ thousands)	Company Selected Measure (CSM) - Adjusted Earnings Per Share (5)
Year					TSR (3)	Peer Group TSR (4)
2022	$7,058,060	$(1,350,288)	$3,531,245	$(56,204)	$151.57	$123.37	$104,392	$4.28
2021	6,997,941	20,929,351	2,967,296	8,439,303	280.64	191.57	52,091	3.50
2020	5,573,320	5,582,158	2,225,949	2,266,263	103.43	148.83	30,181	2.50

Company Selected Measure Name	Adjusted Earnings Per Share
Peer Group Issuers, Footnote [Text Block]	The peer group used for calculating Peer Group TSR is the same peer group used by the Company for benchmarking compensation, setting the growth goals for the performance award and for determining relative total shareholder return performance for the relative value award. Peer Group TSR would have been $124.22 for 2022 if the peer group had remained the same as the prior year. For a list of the peer group, see “Compensation Discussion and Analysis - Peer Group.”
PEO Total Compensation Amount	$ 7,058,060	$ 6,997,941	$ 5,573,320
PEO Actually Paid Compensation Amount	$ (1,350,288)	20,929,351	5,582,158
Adjustment To PEO Compensation, Footnote [Text Block]
(1) The Company’s PEO for fiscal years 2020, 2021, and 2022 was Jeffery S. Davis. The PEO Summary Compensation Table to compensation actually paid reconciliation is summarized in the following table:

Year	Summary Compensation Table Total for PEO	Summary Compensation Table Equity	Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year	Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	Compensation Actually Paid to PEO
	a	b	c	d	e	a-b+c+d+e
2022	$7,058,060	$5,849,940	$4,142,595	$(4,542,685)	$(2,158,318)	$(1,350,288)
2021	6,997,941	4,338,808	10,072,984	7,239,998	957,236	$20,929,351
2020	5,573,320	3,232,991	3,496,414	200,396	(454,981)	$5,582,158

Non-PEO NEO Average Total Compensation Amount	$ 3,531,245	2,967,296	2,225,949
Non-PEO NEO Average Compensation Actually Paid Amount	$ (56,204)	8,439,303	2,266,263
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2) The Non-PEO NEOs for fiscal years 2020, 2021, and 2022 were Thomas J. Hogan and Paul E. Martin. The average Non-PEO NEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	Summary Average Compensation Table Total for Non-PEO NEOs	Summary Average Compensation Table Equity	Year-end Average Fair Value of Outstanding Equity Awards Granted in Covered Year	Change in Average Fair Value of Outstanding Equity Awards Granted in Prior Years	Change in Average Fair Value of Prior-year Equity Awards Vested in Covered Year	Average Compensation Actually Paid to Non-PEO NEOs
	a	b	c	d	e	a-b+c+d+e
2022	$3,531,245	$2,824,930	$2,000,455	$(1,942,974)	$(820,000)	$(56,204)
2021	2,967,296	1,909,554	4,433,225	2,666,281	282,055	$8,439,303
2020	2,225,949	1,297,765	1,403,507	57,836	(123,264)	$2,266,263

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures
Net Income
Adjusted Earnings Per Share	(1)
Adjusted Net Income	(1)

Total Shareholder Return Amount	$ 151.57	280.64	103.43
Peer Group Total Shareholder Return Amount	123.37	191.57	148.83
Net Income (Loss)	$ 104,392,000	$ 52,091,000	$ 30,181,000
Company Selected Measure Amount	4.28	3.50	2.50
PEO Name	Jeffery S. Davis
Additional 402(v) Disclosure [Text Block]	“TSR” represents Total Shareholder Return.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Reconciliation and further information for Adjusted Earnings Per Share can be found on our Form 8-K filed with the SEC on February 28, 2023 and on our Form 8-K filed with the SEC on February 24, 2022.
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
PEO [Member] | Summary Compensation Table Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,849,940	$ 4,338,808	$ 3,232,991
PEO [Member] | Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,142,595	10,072,984	3,496,414
PEO [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,542,685)	7,239,998	200,396
PEO [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,158,318)	957,236	(454,981)
Non-PEO NEO [Member] | Summary Compensation Table Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,824,930	1,909,554	1,297,765
Non-PEO NEO [Member] | Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,000,455	4,433,225	1,403,507
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,942,974)	2,666,281	57,836
Non-PEO NEO [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (820,000)	$ 282,055	$ (123,264)